Accrued compensation due executive officers and board of directors (Details) - Accrued compensation due to executive officers and board of directors - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Accrued Compensation	$ 331,772	$ 306,821
Officer [Member]
Segment Reporting Information [Line Items]
Accrued Compensation	211,348	236,549
Director [Member]
Segment Reporting Information [Line Items]
Accrued Compensation	$ 120,424	$ 70,272